UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21802

WorldCommodity Funds, Inc.

(Exact name of registrant as specified in charter)

6075 Roswell Road, Suite 450

Atlanta, GA 30328

(Address of principal executive offices)

 (Zip code)

Mr. James Llewellyn

WorldCommodity Asset Management

6075 Roswell Road, Suite 450

Atlanta, GA 30328

(Name and address of agent for service)

Registrant's telephone number, including area code: 404-437-7420

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

WorldCommodity Fund

BIRCHCLIFF ENERGY LTD.

Ticker Symbol:BIR	Cusip Number:090697103
Record Date: 3/31/2010	Meeting Date: 5/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FIXING THE BOARD OF DIRECTORS AT FOUR (4) MEMBERS.	For	Issuer	For	With
2	ELECTING AS DIRECTORS THE NOMINEES, AS A GROUP, NAMED IN THE MANAGEMENT INFORMATION CIRCULAR OF THE CORPORATION ACCOMPANYING THIS VOTING INSTRUCTION FORM.	For	Issuer	For	With
3	APPOINTING DELOITTE & TOUCHE LLP, CHARTERED ACCOUNTANTS, AS AUDITORS OF THE CORPORATION FOR THE ENSUING YEAR AT A REMUNERATION TO BE FIXED BY THE BOARD OF DIRECTORS.	For	Issuer	For	With

CF INDUSTRIES HOLDINGS, INC.

Ticker Symbol:CF	Cusip Number:125269100
Record Date: 3/30/2010	Meeting Date: 5/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) ROBERT C. ARZBAECHER 2) EDWARD A. SCHMITT	For	Issuer	For	With
2	TO RATIFY THE SELECTION OF KPMG LLP AS CF INDUSTRIES HOLDINGS, INC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010.	For	Issuer	For	With

CLIFFS NATURAL RESOURCES INC.

Ticker Symbol:CLF	Cusip Number:18683K101
Record Date: 3/18/2010	Meeting Date: 5/11/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) R.C. CAMBRE 2) J.A. CARRABBA 3) S.M. CUNNINGHAM 4) B.J. ELDRIDGE 5) S.M. GREEN 6) J.K. HENRY 7) J.F. KIRSCH 8) F.R. MCALLISTER 9) R. PHILLIPS 10) R.K. RIEDERER 11) A. SCHWARTZ	For	Issuer	For	With
2	TO APPROVE AND ADOPT AN AMENDMENT TO OUR AMENDED ARTICLES OF INCORPORATION TO CHANGE CERTAIN SUPERMAJORITY SHAREHOLDER VOTING REQUIREMENTS CONTAINED IN THE OHIO REVISED CODE TO MAJORITY SHAREHOLDER VOTING REQUIREMENTS.	For	Issuer	For	With
3	TO APPROVE THE AMENDMENT AND RESTATEMENT OF THE 2007 INCENTIVE EQUITY PLAN TO (A) INCREASE THE AUTHORIZED NUMBER OF SHARES AVAILABLE FOR ISSUANCE UNDER THE PLAN BY A TOTAL OF 7,000,000 COMMON SHARES, AND (B) PROVIDE AN ANNUAL LIMITATION ON THE NUMBER OF SHARES AVAILABLE TO GRANT TO ANY ONE PARTICIPANT IN ANY FISCAL YEAR OF 500,000 COMMON SHARES.	For	Issuer	For	With
4	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM TO EXAMINE OUR CONSOLIDATED FINANCIAL STATEMENTS FOR THE 2010 FISCAL YEAR.	For	Issuer	For	With

STAR BULK CARRIERS CORP

Ticker Symbol:SBLK	Cusip Number:Y8162K105
Record Date: 10/2/2009	Meeting Date: 11/23/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	BOD members	For	Issuer	For	With
2	To approve Amended AOI	For	Issuer	For	With
3	To approve Amended AOI	For	Issuer	For	With
4	Auditor	For	Issuer	For	With

TERRA INDUSTRIES INC.

Ticker Symbol:TRA	Cusip Number:880915103
Record Date: 10/9/2009	Meeting Date: 11/20/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors-proposed by CF Industries	For	Stockholder	Against	Against
2	Ratification of Independent Accountants for 2009	For	Issuer	For	With

THE MOSAIC COMPANY

Ticker Symbol:MOS	Cusip Number:61945A107
Record Date: 8/10/2009	Meeting Date: 10/8/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Performance goals	For	Issuer	For	With
3	Accountants	For	Issuer	For	With

VALERO ENERGY CORPORATION

Ticker Symbol:VLO	Cusip Number:91913Y100
Record Date: 3/1/2010	Meeting Date: 4/29/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	BOD Mbr	For	Issuer	For	With
1B	BOD Mbr	For	Issuer	For	With
1C	BOD Mbr	For	Issuer	For	With
4	Ratify 2009 Comp	For	Issuer	For	With
5	rainforest	Against	Stockholder	Against	Against
6	pac contributions	Against	Stockholder	Against	Against
7	Stock Retention	Against	Stockholder	Against	Against

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WorldCommodity Funds, Inc

By /s/James Llewellyn

* James Llewellyn

President and Treasurer

Date: August 31, 2010

*Print the name and title of each signing officer under his or her signature.